Derivative Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023	Apr. 12, 2024 $ / Unit	Mar. 07, 2024 USD ($)	Feb. 16, 2024 $ / Unit	Feb. 16, 2024 CAD ($)	Jan. 16, 2024 CAD ($) $ / Unit
Derivative [Line Items]
Foreign Currency Forward, Strike | $ / Unit		1.3648				1.3781
Settlement amount of hedge			$ 0.5
Maturity date	Mar. 07, 2024
Hedge cash settlement on january sixteen two thousand twenty four
Derivative [Line Items]
Foreign Currency Forward, Strike						1.3781
Hedge Cash Settlement On February Sixteen Two Thousand Twenty Four
Derivative [Line Items]
Foreign Currency Forward, Strike				1.3781	1.3781